Share-Based Compensation - Share Activity Retention LTI (Detail) (Fiat Industrial, Retention LTI [Member], EUR €)	12 Months Ended
	Dec. 31, 2014	Apr. 05, 2012
Fiat Industrial, Retention LTI [Member]
Shares
Nonvested at beginning of year	733,333	1,100,000
Vested	(366,667)
Nonvested at end of year	366,666	1,100,000
Grant-Date Fair Value
Nonvested at beginning of year	€ 7.795
Vested	€ 7.795
Nonvested at end of year	€ 7.795